Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan loss	$ 1,014	$ 2,078
Accrued expenses	77	294
Net operating loss carry forward	192	454
Tax credit carry forward	651	568
Unrealized loss on securities available for sale	57
Intangible amortization	192	548
Other	77	242
Deferred tax assets Net	2,260	4,184
Deferred tax liabilities:
FHLB stock dividends	(486)	(787)
Unrealized gain on securities available for sale		(240)
Depreciation and amortization	(10)	(105)
Deferred tax liabilities, Gross, Total	(496)	(1,132)
Net deferred tax asset	$ 1,764	$ 3,052